Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
REVENUES	$ 4,886	$ 3,284	$ 1,466
COST OF REVENUES	2,499	1,889	791
GROSS PROFIT	2,387	1,395	675
OPERATING EXPENSES:
Research and development expenses	2,202	2,485	2,414
Selling and marketing expenses	4,215	3,783	5,542
General and administrative expenses	4,197	3,757	1,925
Impairment of goodwill	2,759	1,002
Contingent consideration measurement	345	159
TOTAL OPERATING EXPENSES	13,718	11,186	9,881
OPERATING LOSS	(11,331)	(9,791)	(9,206)
FINANCIAL INCOME (EXPENSES), net	3,240	(3,184)	(2,541)
LOSS BEFORE TAXES ON INCOME	(8,091)	(12,975)	(11,747)
TAX BENEFIT (TAXES ON INCOME)	246	(23)	(6)
NET LOSS FOR THE YEAR	$ (7,845)	$ (12,998)	$ (11,753)
BASIC LOSS PER SHARE (IN DOLLARS) (in Dollars per share)	$ (0.02)	$ (0.96)	$ (6.66)
DILUTED LOSS PER SHARE (IN DOLLARS) (in Dollars per share)	$ (0.02)	$ (1.03)	$ (6.99)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING USED TO COMPUTE (IN THOUSANDS):
BASIC LOSS PER SHARE (in Shares)	442,949	13,599	1,765
DILUTED LOSS PER SHARE (in Shares)	519,419	14,020	1,782